Information on Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Information on Subsidiaries [Abstract]
Subsidiaries with significant non-controlling interests [text block table]
Subsidiaries with material non-controlling interests
	Dec 31, 2021	Dec 31, 2020
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global

in € m	Dec 31, 2021	Dec 31, 2020
Net income attributable to non-controlling interests	161	117
Accumulated non-controlling interests of the subsidiary	1,545	1,412
Dividends paid to non-controlling interests	74	69
Summarized financial information:
Total assets	11,611	10,448
Total liabilities	4,166	3,685
Total net revenues	2,720	2,237
Net income (loss)	782	558
Total comprehensive income (loss), net of tax	1,064	259

Carrying Amounts of Assets and Liabilities to which Restrictions Apply [text block table]
Restricted assets
	Dec 31, 2021		Dec 31, 2020
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	180,942	196	152,143	153
Financial assets at fair value through profit or loss	491,233	55,325	527,980	52,494
Financial assets at fair value through other comprehensive income	28,979	6,648	55,834	8,110
Loans at amortized cost	472,069	79,764	426,691	78,144
Other	151,482	3,233	162,313	3,316
Total	1,324,705	145,166	1,324,961	142,217